Annual Operating Expenses {- Franklin Liberty Short Duration U.S. Government ETF} - Franklin Liberty Short Duration U.S. Government ETF Pro-14 - Franklin Liberty Short Duration U.S. Government ETF - Liberty Short Duration U.S. Government ETF
	Dec. 04, 2020
Operating Expenses:
Management fees	0.30%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Acquired fund fees and expenses	0.02%	[1]
Total annual Fund operating expenses	0.45%	[1]
Fee waiver and/or expense reimbursement	(0.20%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.25%	[1],[2]

[1]

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses (such as those associated with the Fund's investment in a Franklin Templeton money fund), but excluding certain non-routine expenses) for the Fund do not exceed 0.25% until July 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.